Loss of Control of Canmart Ltd - Schedule of Financial Performance and Cash Flow Information (Details) - Discontinued operations [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Performance and Cash Flow Information [Line Items]
Net Revenue		$ 208,382
Operating expenses	(31,794)	(560,681)
Other income (expenses)	5,781	395,713
Total	(26,013)	43,414
Gain on loss of control of subsidiary	533,617
Gain on discontinued operations	507,604	43,414
Exchange differences on translation of discontinued operations	(794,635)	1,099,986
Other comprehensive income from discontinued operations	(794,635)	1,099,986
Cash flows provided by (used in) operating activities	(21,509)	49,803
Cash flows provided by (used in) investing activities	174	(3,189)
Cash flows provided by (used in) financing activities		(50,472)
Effects of exchange rate changes on cash and cash equivalents	705	(956)
Net change in cash provided by (used in) by the subsidiary	(20,630)	$ (4,814)
Carrying amount of net liabilities immediately prior to loss of control of subsidiary	(12,825)
Reclassification of foreign currency translation reserve	(520,792)
Gain on loss of control of subsidiary	$ (533,617)